SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Potentially dilutive financial instruments excluded from the calculation of earnings per share	701	1,908
Warrant
Earnings per share
Potentially dilutive financial instruments excluded from the calculation of earnings per share	0	0
Options
Earnings per share
Potentially dilutive financial instruments excluded from the calculation of earnings per share	0	0
RSUs
Earnings per share
Potentially dilutive financial instruments excluded from the calculation of earnings per share	701	1,908